SELLING, GENERAL AND ADMINISTRATIVE EXPENSES (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES
Salaries and social contributions	₽ 46,769	₽ 44,605	₽ 44,347
Advertising and marketing expenses	10,090	9,185	10,480
General and administrative expenses	8,127	8,321	7,007
Taxes other than income tax	4,010	3,896	3,806
Cash collection commission	3,724	3,689	3,311
Universal service fund	3,535	3,462	3,412
Dealers commission	3,387	6,718	6,740
Utilities and maintenance	2,852	9,361	9,092
Consulting expenses	2,067	1,975	1,618
Billing and data processing	1,243	1,292	1,485
Other	2,142	2,682	2,748
Total	₽ 87,946	₽ 95,186	₽ 94,046